OFFSETTING ASSETS AND LIABILITIES - Offsetting of Assets (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Offsetting Assets [Line Items]
Gross Amount Of Recognized Assets	$ 20,999
Gross Amount Of Assets Offset In The Balance Sheet	0
Net Amount Of Assets Presented In The Balance Sheet	20,999
Gross Amounts Of Financial Instruments Received Not Offset In Balance Sheet	0
Gross Amounts Of Cash Collateral Received Not Offset In Balance Sheet	(6,083)
Net Amount Of Assets	14,916
Payer Swaption [Member]
Offsetting Assets [Line Items]
Gross Amount Of Recognized Assets	17,433
Gross Amount Of Assets Offset In The Balance Sheet	0
Net Amount Of Assets Presented In The Balance Sheet	17,433
Gross Amounts Of Financial Instruments Received Not Offset In Balance Sheet	0
Gross Amounts Of Cash Collateral Received Not Offset In Balance Sheet	(3,563)
Net Amount Of Assets	13,870
TBA Contracts [Member]
Offsetting Assets [Line Items]
Gross Amount Of Recognized Assets	3,559
Gross Amount Of Assets Offset In The Balance Sheet	0
Net Amount Of Assets Presented In The Balance Sheet	3,559
Gross Amounts Of Financial Instruments Received Not Offset In Balance Sheet	0
Gross Amounts Of Cash Collateral Received Not Offset In Balance Sheet	(2,520)
Net Amount Of Assets	1,039
Swap [Member]
Offsetting Assets [Line Items]
Gross Amount Of Recognized Assets	7
Gross Amount Of Assets Offset In The Balance Sheet	0
Net Amount Of Assets Presented In The Balance Sheet	7
Gross Amounts Of Financial Instruments Received Not Offset In Balance Sheet	0
Gross Amounts Of Cash Collateral Received Not Offset In Balance Sheet	0
Net Amount Of Assets	$ 7